Document And Entity Information	Nov. 10, 2020
Document Information Line Items
Entity Registrant Name	KANDI TECHNOLOGIES GROUP, INC.
Trading Symbol	KNDI
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001316517
Document Period End Date	Nov. 10, 2020
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33997
Entity Tax Identification Number	90-0363723
Entity Address, Address Line One	Jinhua City Industrial Zone
Entity Address, City or Town	Jinhua
Entity Address, Address Line Two	Zhejiang Province
Entity Address, Country	CN
Entity Address, Postal Zip Code	321016
City Area Code	(86-579)
Local Phone Number	8223-9700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Security Exchange Name	NASDAQ